Derivative Financial Instruments - (Oil Derivative Contracts) (Detail) - Oil Derivative Contracts [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2017 $ / bbl bbl	Dec. 31, 2016 $ / bbl bbl
Price Swap Contracts [Member] | 2017 [Member]
Derivative [Line Items]
Volume in Bbls | bbl	1,133,500	1,460,000
Weighted Average Swap Price	50.39	46.93
Price Swap Contracts [Member] | 2017 [Member] | Maximum [Member]
Derivative [Line Items]
Weighted Average Swap Price	57.25	48.43
Price Swap Contracts [Member] | 2017 [Member] | Minimum [Member]
Derivative [Line Items]
Weighted Average Swap Price	46.00	45.00
Price Swap Contracts [Member] | 2018 [Member]
Derivative [Line Items]
Volume in Bbls | bbl	547,500
Weighted Average Swap Price	57.22
Price Swap Contracts [Member] | 2018 [Member] | Maximum [Member]
Derivative [Line Items]
Weighted Average Swap Price	57.25
Price Swap Contracts [Member] | 2018 [Member] | Minimum [Member]
Derivative [Line Items]
Weighted Average Swap Price	57.20
Short Call Options [Member] | 2017 [Member]
Derivative [Line Items]
Volume in Bbls | bbl	989,000	2,075,000
Weighted Average Option Price	60.47	60.46
Short Call Options [Member] | 2017 [Member] | Maximum [Member]
Derivative [Line Items]
Option Price	85.00	85.00
Short Call Options [Member] | 2017 [Member] | Minimum [Member]
Derivative [Line Items]
Option Price	54.40	54.40
Short Call Options [Member] | 2018 [Member]
Derivative [Line Items]
Volume in Bbls | bbl	2,190,000	1,825,000
Weighted Average Option Price	60.87	60.64
Short Call Options [Member] | 2018 [Member] | Maximum [Member]
Derivative [Line Items]
Option Price	62.00	60.90
Short Call Options [Member] | 2018 [Member] | Minimum [Member]
Derivative [Line Items]
Option Price	60.50	60.50
Short Call Options [Member] | 2019 [Member]
Derivative [Line Items]
Volume in Bbls | bbl	1,241,000	1,241,000
Weighted Average Option Price	62.90	62.90
Short Call Options [Member] | 2019 [Member] | Maximum [Member]
Derivative [Line Items]
Option Price	63.00	63.00
Short Call Options [Member] | 2019 [Member] | Minimum [Member]
Derivative [Line Items]
Option Price	62.75	62.75
Long Put Options [Member] | 2017 [Member]
Derivative [Line Items]
Volume in Bbls | bbl	835,000	1,527,500
Weighted Average Option Price	48.40	48.39
Long Put Options [Member] | 2017 [Member] | Maximum [Member]
Derivative [Line Items]
Option Price	50.00	50.00
Long Put Options [Member] | 2017 [Member] | Minimum [Member]
Derivative [Line Items]
Option Price	47.00	47.00
Long Put Options [Member] | 2018 [Member]
Derivative [Line Items]
Volume in Bbls | bbl	1,825,000	1,825,000
Weighted Average Option Price	50.00	50.00
Long Put Options [Member] | 2018 [Member] | Maximum [Member]
Derivative [Line Items]
Option Price	50.00	50.00
Long Put Options [Member] | 2018 [Member] | Minimum [Member]
Derivative [Line Items]
Option Price	50.00	50.00
Long Put Options [Member] | 2019 [Member]
Derivative [Line Items]
Volume in Bbls | bbl	1,241,000	1,241,000
Weighted Average Option Price	50.00	50.00
Long Put Options [Member] | 2019 [Member] | Maximum [Member]
Derivative [Line Items]
Option Price	50.00	50.00
Long Put Options [Member] | 2019 [Member] | Minimum [Member]
Derivative [Line Items]
Option Price	50.00	50.00
Long Call Options [Member] | 2017 [Member]
Derivative [Line Items]
Volume in Bbls | bbl	92,000
Weighted Average Option Price	85.00
Long Call Options [Member] | 2017 [Member] | Maximum [Member]
Derivative [Line Items]
Option Price	85.00
Long Call Options [Member] | 2017 [Member] | Minimum [Member]
Derivative [Line Items]
Option Price	85.00
Long Call Options [Member] | 2018 [Member]
Derivative [Line Items]
Volume in Bbls | bbl	365,000
Weighted Average Option Price	54.00
Long Call Options [Member] | 2018 [Member] | Maximum [Member]
Derivative [Line Items]
Option Price	54.00
Long Call Options [Member] | 2018 [Member] | Minimum [Member]
Derivative [Line Items]
Option Price	54.00
Short Put Options [Member] | 2017 [Member]
Derivative [Line Items]
Volume in Bbls | bbl	713,000	1,527,500
Weighted Average Option Price	36.97	37.19
Short Put Options [Member] | 2017 [Member] | Maximum [Member]
Derivative [Line Items]
Option Price	40.00	40.00
Short Put Options [Member] | 2017 [Member] | Minimum [Member]
Derivative [Line Items]
Option Price	35.00	35.00
Short Put Options [Member] | 2018 [Member]
Derivative [Line Items]
Volume in Bbls | bbl	2,190,000	1,825,000
Weighted Average Option Price	40.26	40.00
Short Put Options [Member] | 2018 [Member] | Maximum [Member]
Derivative [Line Items]
Option Price	42.00	40.00
Short Put Options [Member] | 2018 [Member] | Minimum [Member]
Derivative [Line Items]
Option Price	40.00	40.00
Short Put Options [Member] | 2019 [Member]
Derivative [Line Items]
Volume in Bbls | bbl	1,241,000	1,241,000
Weighted Average Option Price	37.50	37.50
Short Put Options [Member] | 2019 [Member] | Maximum [Member]
Derivative [Line Items]
Option Price	37.50	37.50
Short Put Options [Member] | 2019 [Member] | Minimum [Member]
Derivative [Line Items]
Option Price	37.50	37.50